PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	September 30, 2024	September 30, 2023

Office equipment and furniture	$374,572	$293,746
Motor vehicles	241,136	211,710
Property - office building and office suite	3,707,793	3,255,319
Less: accumulated depreciation	(1,503,276)	(1,237,594)
Property and equipment, net	$2,820,225	$2,523,181

Depreciation expenses were $83,017, $21,853, and $4,103 for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.